Summary of Significant Accounting Policies - Summary of Activity in Unpaid Service Provider Cost For The Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unpaid Service Cost [Roll Forward]
Beginning balance	$ 54,524	$ 19,968
Unpaid service cost incurred in current year	861,226	380,194
Unpaid service cost incurred in previous year	5,494	752
Total	866,720	380,946
Unpaid service cost paid in current year	732,117	325,670
Unpaid service cost paid in prior years	60,018	20,720
Total	792,135	346,390
Ending balance	$ 129,109	$ 54,524